Long-Term Debt and Short-Term Borrowings	12 Months Ended
Dec. 31, 2016
Long-Term Debt and Short-Term Borrowings
Long-Term Debt and Short-Term Borrowings

NOTE 10.  Long-Term Debt and Short-Term Borrowings

The following debt tables reflect effective interest rates, which include the impact of interest rate swaps, as of December 31, 2016. If the debt was issued on a combined basis, the debt has been separated to show the impact of the fixed versus floating effective interest rates. Carrying value includes the impact of debt issuance costs and fair value hedging activity. Long-term debt and short-term borrowings as of December 31 consisted of the following:

Long-Term Debt

	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity	Carrying Value
Description / 2016 Principal Amount	Floating	Rate	Date	2016	2015
Medium-term note ($1 billion)	USD Fixed	—%	—	$—	$999
Medium-term note ($650 million)	USD Fixed	1.10%	2017	649	648
Medium-term note (500 million Euros)	Euro Floating	—%	2018	523	545
Medium-term note ($450 million)	USD Floating	0.98%	2018	448	448
Medium-term note ($600 million)	USD Floating	1.00%	2019	598	597
Medium-term note ($25 million)	USD Fixed	1.74%	2019	25	25
Medium-term note (650 million Euros)	Euro Floating	—%	2020	680	708
Medium-term note ($300 million)	USD Floating	1.06%	2020	297	297
Medium-term note ($200 million)	USD Fixed	2.12%	2020	199	198
Eurobond (300 million Euros)	Euro Floating	0.01%	2021	336	348
Eurobond (300 million Euros)	Euro Fixed	1.97%	2021	312	326
Medium-term note ($600 million)	USD Fixed	1.63%	2021	598	—
Medium-term note (500 million Euros)	Euro Fixed	0.45%	2022	520	—
Medium-term note ($600 million)	USD Fixed	2.17%	2022	593	592
Medium-term note (600 million Euros)	Euro Fixed	1.14%	2023	619	644
Medium-term note ($550 million)	USD Fixed	3.04%	2025	546	545
Medium-term note (750 million Euros)	Euro Fixed	1.71%	2026	770	801
Medium-term note ($650 million)	USD Fixed	2.25%	2026	640	—
30-year debenture ($330 million)	USD Fixed	6.01%	2028	342	343
Medium-term note (500 million Euros)	Euro Fixed	1.90%	2030	512	533
Medium-term note (500 million Euros)	Euro Fixed	1.54%	2031	518	—
30-year bond ($750 million)	USD Fixed	5.73%	2037	743	743
Floating rate note ($96 million)	USD Floating	0.65%	2041	96	96
Medium-term note ($325 million)	USD Fixed	4.05%	2044	313	313
Floating rate note ($55 million)	USD Floating	0.61%	2044	54	55
Medium-term note ($500 million)	USD Fixed	3.13%	2046	473	—
Other borrowings	Various	0.82%	2017-2040	74	74
Total long-term debt				$11,478	$9,878
Less: current portion of long-term debt				800	1,125
Long-term debt (excluding current portion)				$10,678	$8,753

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2016		2015
	Carrying	Effective	Carrying	Effective
(Millions)	Value	Interest Rate	Value	Interest Rate
Fixed-rate debt	$8,372	2.42%	$6,712	2.54%
Floating-rate debt	3,106	0.48%	3,166	0.32%
Total long-term debt, including current portion	$11,478		$9,878

Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective	Carrying Value
(Millions)	Interest Rate	2016	2015
Current portion of long-term debt	1.01%	$800	$1,125
U.S. dollar commercial paper	—%	—	—
Other borrowings	0.48%	172	919
Total short-term borrowings and current portion of long-term debt		$972	$2,044

In both 2016 and 2015, other short-term borrowings primarily consisted of bank borrowings by international subsidiaries, primarily Japan and Korea.

Maturities of Long-term Debt

Maturities of long-term debt for the five years subsequent of December 31, 2016 are as follows (in millions):

					After
2017	2018	2019	2020	2021	2021	Total
$800	$1,042	$623	$1,176	$1,246	$6,591	$11,478

Long-term debt payments due in 2017 and 2018 include floating rate notes totaling $150 million (classified as current portion of long-term debt), and $71 million (included in other borrowings in the long-term debt table), respectively, as a result of put provisions associated with these debt instruments.

Credit Facilities

In March 2016, 3M amended and restated its existing $2.25 billion five-year revolving credit facility expiring in August 2019 to a $3.75 billion five-year revolving credit facility expiring in March 2021. This credit agreement includes a provision under which 3M may request an increase of up to $1.25 billion (at lender’s discretion), bringing the total facility up to $5.0 billion. This revolving credit facility was undrawn at December 31, 2016. Under the $3.75 billion credit agreement, the Company is required to maintain its EBITDA to Interest Ratio as of the end of each fiscal quarter at not less than 3.0 to 1. This is calculated (as defined in the agreement) as the ratio of consolidated total EBITDA for the four consecutive quarters then ended to total interest expense on all funded debt for the same period. At December 31, 2016, this ratio was approximately 44 to 1. Debt covenants do not restrict the payment of dividends.

Other Credit Facilities

Apart from the committed revolving facility, an additional $291 million in stand-alone letters of credit and bank guarantees were also issued and outstanding at December 31, 2016. These instruments are utilized in connection with normal business activities.

Long-Term Debt Issuances

The principal amounts, interest rates and maturity dates of individual long-term debt issuances can be found in the long-term debt table found at the beginning of this note.

In May 2016, 3M issued 1 billion Euros aggregate principal amount of medium-term notes. In September 2016, 3M issued $1.75 billion aggregate principal amount of medium-term notes.

In May 2015, 3M issued 1.750 billion Euros aggregate principal amount of medium-term notes. In August 2015, 3M issued $1.500 billion aggregate principal amount of medium-term notes. Upon debt issuance, the Company entered into two interest rate swaps as fair value hedges of a portion of the fixed interest rate medium-term note obligation. The first converted a $450 million three-year fixed rate note, and the second converted $300 million of a five-year fixed rate note included in this issuance to an interest rate based on a floating three-month LIBOR index.

In June 2014, 3M issued $950 million aggregate principal amount of medium-term notes. Upon debt issuance, the Company entered into an interest rate swap to convert $600 million of a $625 million note included in this issuance to an interest rate based on a floating three-month LIBOR index as a fair value hedge of a portion of the fixed interest rate medium-term note obligation. In November 2014, the Company issued 1.250 billion Euros aggregate principal amount of medium-term notes.

Long-Term Debt Maturities

In September 2016, 3M repaid $1 billion aggregate principal amount of medium-term notes.

In July 2014, 3M retired at maturity 1.025 billion Euros of seven-year 5.0% fixed rate Eurobonds. In December 2012, 3M entered into a three-year 66 million British Pound (approximately $106 million based on agreement date exchange rates) committed credit facility agreement with JP Morgan Chase Bank, which was fully drawn as of December 31, 2012. 3M repaid the balance in 2014.

Floating Rate Notes

At various times, 3M has issued floating rate notes containing put provisions. 3M would be required to repurchase these securities at various prices ranging from 99 percent to 100 percent of par value according to the reduction schedules for each security. In December 2004, 3M issued a forty-year $60 million floating rate note, with a rate based on a floating LIBOR index. Under the terms of this floating rate note due in 2044, holders have an annual put feature at 100 percent of par value from 2014 and every anniversary thereafter until final maturity. Under the terms of the floating rate notes due in 2027, 2040 and 2041, holders have put options that commence ten years from the date of issuance and each third anniversary thereafter until final maturity at prices ranging from 99 percent to 100 percent of par value. For the periods presented, 3M was required to repurchase an immaterial amount of principal on the aforementioned floating rate notes.